Principal Accounting Policies - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Assets [Abstract]
Short-term Investments	¥ 32,000	$ 4,597
Other financial assets			¥ 255,958
Fair Value, Recurring [Member]
Assets [Abstract]
Short-term Investments	32,000
Other financial assets			255,958
Liabilities [Abstract]
Warrant liabilities			5,618
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets [Abstract]
Short-term Investments	¥ 32,000
Other financial assets			255,958
Liabilities [Abstract]
Warrant liabilities			¥ 5,618